PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the underwriter of the Initial Public Offering (and its designees) purchased an aggregate of 323,750 Private Units at a price of $10.00 per Private Unit, of which 310,000 Private Units were purchased by the Sponsor and 13,750 Private Units were purchased by the underwriter ($3,237,500 in the aggregate). On August 30, 2018, the Company consummated the sale of an additional 35,063 Private Units at a price of $10.00 per Private Unit, of which 33,000 Private Units were sold to the Sponsor and 2,063 Private Units were sold to the underwriter, generating gross proceeds of $350,630. Each Private Unit consists of one Private Share and one redeemable warrant (each, a “Private Warrant”). Each Private Warrant is exercisable to purchase one ordinary share at a price of $11.50 per share. The proceeds from the sale of the Private Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the underwriter of the Initial Public Offering (and its designees) purchased an aggregate of 323,750 Private Units at a price of $10.00 per Private Unit, of which 310,000 Private Units were purchased by the Sponsor and 13,750 Private Units were purchased by the underwriter ($3,237,500 in the aggregate). On August 30, 2018, the Company consummated the sale of an additional 35,063 Private Units at a price of $10.00 per Private Unit, of which 33,000 Private Units were sold to the Sponsor and 2,063 Private Units were sold to the underwriter, generating gross proceeds of $350,630. Each Private Unit consists of one Private Share and one redeemable warrant (each, a “Private Warrant”). Each Private Warrant is exercisable to purchase one ordinary share at a price of $11.50 per share. The proceeds from the sale of the Private Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless.